Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
VistaShares Animal Spirits Daily 2X Strategy ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Animal Spirits Daily 2X Strategy ETF
Class Name	VistaShares Animal Spirits Daily 2X Strategy ETF
Trading Symbol	WILD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Animal Spirits Daily 2X Strategy ETF (the "Fund") for the period June 3, 2025 (the Fund's "Inception") to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Animal Spirits Daily 2X Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Animal Spirits Daily 2X Strategy ETF	$70	1.29%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the fiscal year ended October 31, 2025?

During the fiscal year ended October 31, 2025, the VistaShares Animal Spirits ETF (“WILD” or the “Fund”) experienced significant market price volatility, reflecting its exposure to sentiment-driven and higher-beta equities. Over the period, the Fund traded within a range of approximately $17.14 to $39.56 per share, before returning closer to its initial trading levels near its launch price.

The Fund’s market price declined during periods of heightened uncertainty and risk aversion, followed by a sharp recovery as investor sentiment improved. At its high point, the Fund’s market price represented a gain of more than 100% from its 52-week low, before retracing as market conditions and risk appetite shifted. Despite this volatility, the Fund’s average daily trading volume remained relatively stable at approximately 13,000 shares per day throughout the period.

What factors influenced the Fund’s performance?

High-beta, sentiment-driven exposure.

The Fund seeks exposure to companies that benefit from elevated consumer confidence, discretionary spending, and engagement-driven demand - characteristics that tend to result in higher-beta equity exposure. As a result, the Fund was particularly sensitive to changes in investor sentiment and risk appetite during the fiscal year.

Market environment and valuation dynamics.

Restrictive monetary policy, elevated interest rates, and shifting expectations around economic growth contributed to multiple compression across higher-beta and growth-oriented equities during risk-off periods, weighing on the Fund’s market price. Conversely, periods of improving sentiment and changing expectations around monetary policy supported a rapid recovery in valuation, contributing to the magnitude of the rebound from the Fund’s lows.

Consumer behavior and sector dispersion.

While consumer spending remained resilient overall, it became increasingly selective. Companies with strong brands, cultural relevance, and direct consumer engagement contributed positively during periods of improving confidence, while broader sentiment shifts and renewed caution led to normalization in valuations later in the period.

Portfolio construction and rebalancing.

The Adviser maintained a diversified, rules-based portfolio across multiple consumer-oriented and engagement-driven industries, including media, entertainment, gaming, and lifestyle sectors. Periodic rebalancing was used to manage concentration and maintain alignment with the Fund’s investment objective as market prices and relative weights evolved.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 6/3/2025
VistaShares Animal Spirits Daily 2X Strategy ETF	65.19%
S&P 500 TR	15.12%
BITA VistaShares Animal Spirits Index	33.82%

Performance Inception Date	Jun. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
Material Change Date	Jan. 14, 2026
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 4,956,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 10,691
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$4,956
Number of Holdings	7
Total Advisory Fee	$10,691
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
NVIDIA Corp.	4.1
Amazon.com, Inc.	3.5
Coinbase Global, Inc.	2.6
Strategy, Inc.	2.2
Oracle Corp.	0.8
Cash & Other Investments	86.8

Material Fund Change [Text Block]

Fund Changes

Effective at the close of business on January 14, 2026, the Fund will cease trading on NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on NYSE on January 14, 2026  (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in the Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from January 14, 2026 through January 20, 2026 (the “Liquidation Date”), shareholders may be able to sell their shares only to certain broker-dealers and there is no assurance that there will be a market for the Fund's shares during this time period. Between the Closing Date and the Liquidation Date, the Fund will be in the process of closing down and liquidating the Fund's portfolio. This process will result in the Fund increasing its cash holdings and, as a consequence, not tracking its underlying index, which is inconsistent with the Fund's investment objective and strategy.